Incorporated herein by reference is a supplement to the prospectus of MFS Blended Research Core Equity Portfolio, a series of MFS Variable insurance Trust II (File No. 002-83616), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on August 11, 2015 (SEC Accession No. 0000912938-15-000299).

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